EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income from operations available to common stockholders (numerator)	$ 594,293	$ 516,565	$ 2,980,611	$ 1,398,255
Net Income (Loss) Attributable to Parent	$ 594,293	$ 516,565	$ 2,980,611	$ 1,398,255
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000	1,000	1,000
Proforma Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	20,805,860	20,805,860	20,805,860	20,805,860